Balance Sheets (Unaudited) (USD $)	May 31, 2013	Aug. 31, 2012
Current Assets
Cash	$ 5,589	$ 12,313
Total Current Assets	5,589	12,313
Current Liabilities
Accrued liabilities	13,500	7,500
Due to related parties	380	380
Total Current Liabilities	13,880	7,880
Stockholders' Equity ( Deficit )
Common stock Authorized: 200,000,000 shares, par value $0.001 8,000,000 and 5,500,000 share issued and outstanding	8,000	5,500
Additional paid-in capital	72,000	49,500
Deficit accumulated during the development stage	(88,291)	(50,567)
Total Stockholders' Equity (Deficit)	(8,291)	4,433
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,589	$ 12,313